Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2017
Segment reporting
Schedule of segment information for the reportable segments

	Six Months Ended June 30, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	22,726	85,759	4,423	13,676	103,858	—	126,584
Adjusted (LBIT)/EBIT	(12,467)	1,523	99	1,519	3,141	(6,846)	(16,172)
Interest income	19	17	5	3	25	207	251
Equity in earnings of equity investees, net of tax	(2,363)	18,871	5,761	—	24,632	—	22,269
Operating (loss)/profit	(14,811)	20,411	5,865	1,522	27,798	(6,639)	6,348
Interest expense	—	—	—	32	32	785	817
Income tax expense	14	441	(179)	243	505	1,327	1,846
Net income attributable to ordinary shareholders of the Company	(14,790)	19,421	5,093	644	25,158	(8,686)	1,682
Depreciation/amortization	1,232	52	6	9	67	13	1,312
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,017	6	1	1	8	20	3,045

	As at June 30, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	85,465	120,626	65,875	11,388	197,889	61,346	344,700
Property, plant and equipment	11,672	135	30	32	197	55	11,924
Leasehold land	1,225	—	—	—	—	—	1,225
Goodwill	—	2,778	407	—	3,185	—	3,185
Other intangible asset	—	445	—	—	445	—	445
Investments in equity investees	21,673	62,997	63,154	—	126,151	—	147,824

	Six Months Ended June 30, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	22,258	67,614	2,704	11,941	82,259	—	104,517
Adjusted (LBIT)/EBIT	(11,708)	1,463	(1,120)	1,166	1,509	(5,949)	(16,148)
Interest income	25	19	15	1	35	129	189
Equity in earnings of equity investees, net of tax	(2,096)	14,779	8,568	—	23,347	—	21,251
Operating (loss)/profit	(13,779)	16,261	7,463	1,167	24,891	(5,820)	5,292
Interest expense	—	—	—	47	47	764	811
Income tax expense	—	434	(279)	150	305	1,382	1,687
Net income attributable to ordinary shareholders of the Company	(13,742)	15,313	6,296	538	22,147	(7,868)	537
Depreciation/amortization	1,041	52	5	10	67	25	1,133
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,440	19	14	50	83	47	1,570

	As at December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	53,774	134,681	67,161	10,701	212,543	76,120	342,437
Property, plant and equipment	9,686	145	34	40	219	49	9,954
Leasehold land	1,220	—	—	—	—	—	1,220
Goodwill	—	2,730	407	—	3,137	—	3,137
Other intangible asset	—	469	—	—	469	—	469
Investments in equity investees	17,031	77,939	63,536	—	141,475	—	158,506

Schedule of reconciliation of adjusted LBIT to net income

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Adjusted LBIT	(16,172)	(16,148)
Interest income	251	189
Equity in earnings of equity investees, net of tax	22,269	21,251
Interest expense	(817)	(811)
Income tax expense	(1,846)	(1,687)
Net income	3,685	2,794